CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (USD $)	12 Months Ended
	Oct. 31, 2014	Nov. 30, 2016	Dec. 31, 2015	Oct. 31, 2013
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation [Line Items]
Aggregate gross intrinsic value of the $3,500,000 of principal outstanding on September 8, 2014, immediately prior to conversion	$ 1,670,704			$ 164,811
Less the face value of the convertible debenture	(1,440,000)	(3,500,000)	(1,765,000)	(325,000)
8% Convertible Debenture [Member]
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation [Line Items]
Stock price used for valuation (in Dollars per share)	$ 0.245
	5,285 shares issued per $1,000 of face value
Aggregate gross intrinsic value of the $3,500,000 of principal outstanding on September 8, 2014, immediately prior to conversion	4,532,241
Intrinsic value of the derivative conversion feature	1,032,241
Less the face value of the convertible debenture	$ (3,500,000)